PROPERTY, EQUIPMENT AND SOFTWARE- Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, EQUIPMENT AND SOFTWARE
Depreciation and amortization expenses	$ 300,000	$ 500,000	$ 200,000
Impairment of long-lived assets	$ 1,246,000	$ 0	$ 0